Fund Summary
FTVIP Class 1-46 | Franklin Growth and Income VIP Fund
Investment Goal
Capital appreciation. Its secondary goal is current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Growth and Income VIP Fund}	FTVIP Class 1-46 Franklin Growth and Income VIP Fund Class 1
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.73%
Fee waiver and/or expense reimbursement	(0.14%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.59%	[1]
[1]	The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.59% until April 30, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Growth and Income VIP Fund}	FTVIP Class 1-46 Franklin Growth and Income VIP Fund Class 1 USD ($)
1 year	$ 60
3 years	219
5 years	392
10 years	$ 893

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.29% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in debt securities, including any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities). The Fund generally invests predominantly in common stocks, and the remainder of its net assets in other instruments such as convertible securities and debt securities. The Fund may invest up to 25% of its net assets in foreign securities, including developing or emerging markets.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value, and cash flow potential. The investment manager also considers a company's price/earnings ratio, return on capital, profit margins, balance sheet and liquidation value. The Fund’s investment manager considers dividend yield and the opportunity for dividend growth in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Blend Style Investing

A “blend” strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the Fund's investment manager or may decline even further.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, or when the Fund experiences defaults on debt securities it holds.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Convertible Securities

Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Interest Rate

Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. The opposite can also be true: the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q3'09	14.82%
Worst Quarter:	Q3'11	-12.95%
As of March 31, 2019, the Fund's year-to-date return was 10.75%.

Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns{- Franklin Growth and Income VIP Fund} - FTVIP Class 1-46 - Franklin Growth and Income VIP Fund	Past 1 year	Past 5 years	Past 10 years
Class 1 | Return Before Taxes	(4.37%)	6.20%	11.64%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	(4.38%)	8.50%	13.12%